Acquisitions - Schedule of Unaudited, Pro Forma Financial Information (Details) - IGT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pro forma financial information
Revenue	$ 5,105,159	$ 5,779,872
Net (loss) income	$ (61,946)	$ 67,720